UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Cabana Target Leading Sector Aggressive ETF (CLSA)

Cabana Target Leading Sector Conservative ETF (CLSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Semi-Annual Report

October 31, 2022

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2022 (Unaudited)

i

Exchange Listed Funds Trust TABLE OF CONTENTS (Concluded)	October 31, 2022 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF, each of which may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on The Nasdaq Stock Market LLC (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

ii

Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
FIXED INCOME — 99.8%
iShares Short Treasury Bond ETF(a)	220,230	$24,218,693
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,221,123)		24,218,693

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	62,718	62,718
TOTAL SHORT TERM INVESTMENTS (Cost $62,718)		62,718
TOTAL INVESTMENTS — 100.1% (Cost $24,283,841)		24,281,411
Liabilities in Excess of Other Assets — (0.1%)		(11,059)
TOTAL NET ASSETS — 100.0%		$24,270,352

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.8%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
FIXED INCOME — 99.9%
iShares Short Treasury Bond ETF(a)	1,725,693	$189,774,460
TOTAL EXCHANGE-TRADED FUNDS (Cost $189,793,691)		189,774,460

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	278,307	278,307
TOTAL SHORT TERM INVESTMENTS (Cost $278,307)		278,307
TOTAL INVESTMENTS — 100.0% (Cost $190,071,998)		190,052,767
Liabilities in Excess of Other Assets — (0.0)%		(87,349)
TOTAL NET ASSETS — 100.0%		$189,965,418

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.9%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
FIXED INCOME — 99.9%
iShares Short Treasury Bond ETF(a)	5,186,588	$570,369,082
TOTAL EXCHANGE-TRADED FUNDS (Cost $570,432,797)		570,369,082

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	819,437	819,437
TOTAL SHORT TERM INVESTMENTS (Cost $819,437)		819,437
TOTAL INVESTMENTS — 100.0% (Cost $571,252,234)		571,188,519
Liabilities in Excess of Other Assets — (0.0)%		(262,731)
TOTAL NET ASSETS — 100.0%		$570,925,788

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.9%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
FIXED INCOME — 99.9%
iShares Short Treasury Bond ETF(a)	1,787,966	$196,622,621
TOTAL EXCHANGE-TRADED FUNDS (Cost $196,644,424)		196,622,621

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	273,669	273,669
TOTAL SHORT TERM INVESTMENTS (Cost $273,669)		273,669
TOTAL INVESTMENTS — 100.0% (Cost $196,918,093)		196,896,290
Liabilities in Excess of Other Assets — (0.0)%		(90,305)
TOTAL NET ASSETS — 100.0%		$196,805,985

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.9%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
FIXED INCOME — 99.9%
iShares Short Treasury Bond ETF(a)	1,630,900	$179,350,073
TOTAL EXCHANGE-TRADED FUNDS (Cost $179,369,901)		179,350,073

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	257,666	257,666
TOTAL SHORT TERM INVESTMENTS (Cost $257,666)		257,666
TOTAL INVESTMENTS — 100.0% (Cost $179,627,567)		179,607,739
Liabilities in Excess of Other Assets — (0.0)%		(81,842)
TOTAL NET ASSETS — 100.0%		$179,525,897

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.9%
Total Exchange-Traded Funds	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.6%
FIXED INCOME — 99.6%
iShares Short Treasury Bond ETF(a)	544,647	$59,894,830
TOTAL EXCHANGE-TRADED FUNDS (Cost $59,901,468)		59,894,830

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	247,482	247,482
TOTAL SHORT TERM INVESTMENTS (Cost $247,482)		247,482
TOTAL INVESTMENTS — 100.0% (Cost $60,148,950)		60,142,312
Liabilities in Excess of Other Assets — (0.0)%		(24,674)
TOTAL NET ASSETS — 100.0%		$60,117,638

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.6%
Total Exchange-Traded Funds	99.6%
Short-Term Investments	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.6%
FIXED INCOME — 99.6%
iShares Short Treasury Bond ETF(a)	2,655,796	$292,057,886
TOTAL EXCHANGE-TRADED FUNDS (Cost $292,087,588)		292,057,886

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	1,161,493	1,161,493
TOTAL SHORT TERM INVESTMENTS (Cost $1,161,493)		1,161,493
TOTAL INVESTMENTS — 100.0% (Cost $293,249,081)		293,219,379
Liabilities in Excess of Other Assets — (0.0)%		(119,848)
TOTAL NET ASSETS — 100.0%		$293,099,531

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.6%
Total Exchange-Traded Funds	99.6%
Short-Term Investments	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
FIXED INCOME — 99.7%
iShares Short Treasury Bond ETF(a)	305,531	$33,599,244
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,603,055)		33,599,244

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 3.07%(b)	123,968	123,968
TOTAL SHORT TERM INVESTMENTS (Cost $123,968)		123,968
TOTAL INVESTMENTS — 100.1% (Cost $33,727,023)		33,723,212
Liabilities in Excess of Other Assets — (0.1%)		(13,786)
TOTAL NET ASSETS — 100.0%		$33,709,426

(a)   A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

(b)   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Fixed Income	99.7%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2022 (Unaudited)
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
Assets:
Investments, at value	$24,281,411	$190,052,767	$571,188,519	$196,896,290
Dividends receivable	237	694	2,050	691
Total Assets	24,281,648	190,053,461	571,190,569	196,896,981

Liabilities:
Advisory fee payable	11,296	88,043	264,781	90,996
Total Liabilities	11,296	88,043	264,781	90,996

Net Assets	$24,270,352	$189,965,418	$570,925,788	$196,805,985

Net Assets Consist of:
Paid-in capital	$32,257,382	$266,424,785	$767,642,455	$302,723,863
Distributable earnings (loss)	(7,987,030)	(76,459,367)	(196,716,667)	(105,917,878)
Net Assets	$24,270,352	$189,965,418	$570,925,788	$196,805,985

Net Assets	$24,270,352	$189,965,418	$570,925,788	$196,805,985
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,125,000	8,800,000	25,100,000	9,000,000
Net Asset Value, Offering and Redemption Price Per Share	$21.57	$21.59	$22.75	$21.87
Investments, at cost	$24,283,841	$190,071,998	$571,252,234	$196,918,093

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	October 31, 2022 (Unaudited)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Investments, at value	$179,607,739	$60,142,312	$293,219,379	$33,723,212
Dividends receivable	645	611	2,865	537
Total Assets	179,608,384	60,142,923	293,222,244	33,723,749

Liabilities:
Advisory fee payable	82,487	25,285	122,713	14,323
Total Liabilities	82,487	25,285	122,713	14,323

Net Assets	$179,525,897	$60,117,638	$293,099,531	$33,709,426

Net Assets Consist of:
Paid-in capital	$237,645,645	$218,712,889	$312,822,549	$57,770,149
Distributable earnings (loss)	(58,119,748)	(158,595,251)	(19,723,018)	(24,060,723)
Net Assets	$179,525,897	$60,117,638	$293,099,531	$33,709,426

Net Assets	$179,525,897	$60,117,638	$293,099,531	$33,709,426
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,950,000	3,225,000	14,125,000	1,600,000
Net Asset Value, Offering and Redemption Price Per Share	$22.58	$18.64	$20.75	$21.07
Investments, at cost	$179,627,567	$60,148,950	$293,249,081	$33,727,023

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)
Investment Income:
Dividends	$259,539	$1,658,548	$5,281,532	$1,540,286
Total Investment Income	259,539	1,658,548	5,281,532	1,540,286

Expenses:
Advisory fees	130,013	844,408	2,595,489	856,774
Total Expenses	130,013	844,408	2,595,489	856,774
Less fees waived:
Waiver	(43,101)	(286,907)	(900,678)	(285,748)
Net Expenses	86,912	557,501	1,694,811	571,026
Net Investment Income (Loss)	172,627	1,101,047	3,586,721	969,260

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,919,386)	(20,952,311)	(70,138,486)	(31,537,372)
In-kind redemptions	253,906	1,591,689	6,144,850	1,711,695
Net realized gain (loss)	(2,665,480)	(19,360,622)	(63,993,636)	(29,825,677)
Net change in unrealized appreciation (depreciation) on:
Investments	1,082,936	8,809,264	29,135,076	15,743,272
Net change in unrealized appreciation (depreciation)	1,082,936	8,809,264	29,135,076	15,743,272
Net realized and unrealized gain (loss)	(1,582,544)	(10,551,358)	(34,858,560)	(14,082,405)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,409,917)	$(9,450,311)	$(31,271,839)	$(13,113,145)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)
Investment Income:
Dividends	$1,136,169	$1,356,547	$2,537,992	$552,767
Total Investment Income	1,136,169	1,356,547	2,537,992	552,767

Expenses:
Advisory fees	664,497	582,901	1,121,107	196,514
Total Expenses	664,497	582,901	1,121,107	196,514
Less fees waived:
Waiver	(220,880)	(158,382)	(321,036)	(54,658)
Net Expenses	443,617	424,519	800,071	141,856
Net Investment Income (Loss)	692,552	932,028	1,737,921	410,911

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,640,116)	(33,899,549)	(13,339,282)	(3,645,842)
In-kind redemptions	1,422,997	1,527,682	3,740,614	593,999
Net realized gain (loss)	(14,217,119)	(32,371,867)	(9,598,668)	(3,051,843)
Net change in unrealized appreciation (depreciation) on:
Investments	6,892,874	7,086,446	4,006,434	1,058,801
Net change in unrealized appreciation (depreciation)	6,892,874	7,086,446	4,006,434	1,058,801
Net realized and unrealized gain (loss)	(7,324,245)	(25,285,421)	(5,592,234)	(1,993,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,631,693)	$(24,353,393)	$(3,854,313)	$(1,582,131)
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF		Cabana Target Drawdown 7 ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$172,627	$270,632	$1,101,047	$4,482,984
Net realized gain (loss)	(2,665,480)	(2,270,283)	(19,360,622)	(13,283,388)
Change in net unrealized appreciation (depreciation)	1,082,936	(1,843,883)	8,809,264	(18,092,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,409,917)	(3,843,534)	(9,450,311)	(26,892,785)

Distributions to Shareholders:
Distributions	(176,649)	(304,181)	(1,289,250)	(5,978,389)
Return of capital	—	(6,880)	—	—
Total Distributions to Shareholders	(176,649)	(311,061)	(1,289,250)	(5,978,389)

Capital Transactions:
Proceeds from shares issued	19,462,151	58,876,970	67,775,998	470,164,775
Cost of shares redeemed	(28,203,707)	(38,285,367)	(123,159,334)	(530,587,977)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,741,556)	20,591,603	(55,383,336)	(60,423,202)
Total Increase (Decrease) in Net Assets	(10,328,122)	16,437,008	(66,122,897)	(93,294,376)

Net Assets:
Beginning of period	34,598,474	18,161,466	256,088,315	349,382,691
End of period	$24,270,352	$34,598,474	$189,965,418	$256,088,315

Change in Shares Outstanding:
Shares outstanding, beginning of period	1,525,000	725,000	11,300,000	13,850,000
Shares issued	875,000	2,325,000	3,050,000	18,550,000
Shares redeemed	(1,275,000)	(1,525,000)	(5,550,000)	(21,100,000)
Shares outstanding, end of period	1,125,000	1,525,000	8,800,000	11,300,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 10 ETF		Cabana Target Drawdown 13 ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$3,586,721	$8,936,643	$969,260	$2,052,561
Net realized gain (loss)	(63,993,636)	(11,755,538)	(29,825,677)	(25,886,337)
Change in net unrealized appreciation (depreciation)	29,135,076	(71,431,037)	15,743,272	(35,097,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,271,839)	(74,249,932)	(13,113,145)	(58,930,881)

Distributions to Shareholders	(3,663,566)	(10,086,660)	(1,089,373)	(1,965,243)

Capital Transactions:
Proceeds from shares issued	264,899,062	1,099,917,146	90,045,480	643,384,087
Cost of shares redeemed	(441,080,224)	(894,353,848)	(156,738,039)	(548,330,841)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(176,181,162)	205,563,298	(66,692,559)	95,053,246
Total Increase (Decrease) in Net Assets	(211,116,567)	121,226,706	(80,895,077)	34,157,122

Net Assets:
Beginning of period	782,042,355	660,815,649	277,701,062	243,543,940
End of period	$570,925,788	$782,042,355	$196,805,985	$277,701,062

Change in Shares Outstanding:
Shares outstanding, beginning of period	32,675,000	25,225,000	11,950,000	9,000,000
Shares issued	11,275,000	40,625,000	4,025,000	22,675,000
Shares redeemed	(18,850,000)	(33,175,000)	(6,975,000)	(19,725,000)
Shares outstanding, end of period	25,100,000	32,675,000	9,000,000	11,950,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 16 ETF		Cabana Target Leading Sector Aggressive ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$692,552	$966,286	$932,028	$834,918
Net realized gain (loss)	(14,217,119)	(15,550,450)	(32,371,867)	(96,052,278)
Change in net unrealized appreciation (depreciation)	6,892,874	(18,865,344)	7,086,446	(7,093,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,631,693)	(33,449,508)	(24,353,393)	(102,310,444)

Distributions to Shareholders	(666,492)	(909,817)	—	(573,516)

Capital Transactions:
Proceeds from shares issued	85,108,207	395,294,183	224,969,424	1,120,126,023
Cost of shares redeemed	(81,928,435)	(301,990,573)	(626,379,730)	(531,360,726)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,179,772	93,303,610	(401,410,306)	588,765,297
Total Increase (Decrease) in Net Assets	(4,118,413)	58,944,285	(425,763,699)	485,881,337

Net Assets:
Beginning of period	183,644,310	124,700,025	485,881,337	—
End of period	$179,525,897	$183,644,310	$60,117,638	$485,881,337

Change in Shares Outstanding:
Shares outstanding, beginning of period	7,800,000	4,500,000	24,325,000	—
Shares issued	3,700,000	13,775,000	11,550,000	45,875,000
Shares redeemed	(3,550,000)	(10,475,000)	(32,650,000)	(21,550,000)
Shares outstanding, end of period	7,950,000	7,800,000	3,225,000	24,325,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Conservative ETF		Cabana Target Leading Sector Moderate ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	For the period July 13, 2021(1) to April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$1,737,921	$578,553	$410,911	$764,073
Net realized gain (loss)	(9,598,668)	(11,343,890)	(3,051,843)	10,149,794
Change in net unrealized appreciation (depreciation)	4,006,434	(4,036,136)	1,058,801	(1,062,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,854,313)	(14,801,473)	(1,582,131)	9,851,255

Distributions to Shareholders	—	(405,289)	—	(444,444)

Capital Transactions:
Proceeds from shares issued	558,017,920	484,543,762	13,542,192	808,876,989
Cost of shares redeemed	(309,448,140)	(420,952,936)	(50,275,341)	(746,259,094)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	248,569,780	63,590,826	(36,733,149)	62,617,895
Total Increase (Decrease) in Net Assets	244,715,467	48,384,064	(38,315,280)	72,024,706

Net Assets:
Beginning of period	48,384,064	—	72,024,706	—
End of period	$293,099,531	$48,384,064	$33,709,426	$72,024,706

Change in Shares Outstanding:
Shares outstanding, beginning of period	2,250,000	—	3,300,000	—
Shares issued	26,350,000	20,175,000	625,000	32,025,000
Shares redeemed	(14,475,000)	(17,925,000)	(2,325,000)	(28,725,000)
Shares outstanding, end of period	14,125,000	2,250,000	1,600,000	3,300,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$22.69		$25.05	$24.99
Investment Activities
Net investment income (loss)(2)	0.12		0.23	0.20
Net realized and unrealized gain (loss)	(1.11)		(2.30)	0.01	(3)
Total from investment activities	(0.99)		(2.07)	0.21
Distributions to shareholders from:
Net investment income	(0.13)		(0.28)	(0.15)
Return of Capital	—		(0.01)	—
Total distributions	(0.13)		(0.29)	(0.15)
Net Asset Value, end of period	$21.57		$22.69	$25.05
Total Return (%)	(4.35	)(4)	(8.39)	0.85	(4)
Total Return at Market Price (%)	(4.26	)(4)	(8.51)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.53	(6)	0.57	0.54	(6)
Net investment income (loss) (%)	1.06	(6)	0.91	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$24,270		$34,598	$18,161
Portfolio turnover (%)(7)	439	(4)	335	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$22.66		$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.12		0.38	0.25
Net realized and unrealized gain (loss)	(1.05)		(2.47)	0.11
Total from investment activities	(0.93)		(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.14)		(0.48)	(0.11)
Total distributions	(0.14)		(0.48)	(0.11)
Net Asset Value, end of period	$21.59		$22.66	$25.23
Total Return (%)	(4.13	)(4)	(8.48)	1.45	(4)
Total Return at Market Price (%)	(4.06	)(4)	(8.62)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.53	(6)	0.57	0.54	(6)
Net investment income (loss) (%)	1.04	(6)	1.49	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$189,965		$256,088	$349,383
Portfolio turnover (%)(7)	394	(4)	338	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$23.93		$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.13		0.30	0.22
Net realized and unrealized gain (loss)	(1.17)		(2.25)	1.09
Total from investment activities	(1.04)		(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.14)		(0.32)	(0.13)
Total distributions	(0.14)		(0.32)	(0.13)
Net Asset Value, end of period	$22.75		$23.93	$26.20
Total Return (%)	(4.39	)(3)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(4.28	)(3)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.52	(5)	0.58	0.54	(5)
Net investment income (loss) (%)	1.11	(5)	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$570,926		$782,042	$660,816
Portfolio turnover (%)(6)	414	(3)	319	451	(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$23.24		$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.10		0.19	0.18
Net realized and unrealized gain (loss)	(1.35)		(3.86)	2.00
Total from investment activities	(1.25)		(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.12)		(0.15)	(0.15)
Total distributions	(0.12)		(0.15)	(0.15)
Net Asset Value, end of period	$21.87		$23.24	$27.06
Total Return (%)	(5.39	)(3)	(13.67)	8.74	(3)
Total Return at Market Price (%)	(5.27	)(3)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.53	(5)	0.58	0.54	(5)
Net investment income (loss) (%)	0.91	(5)	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$196,806		$277,701	$243,544
Portfolio turnover (%)(6)	394	(3)	367	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 16 ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$23.54		$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.10		0.16	0.21
Net realized and unrealized gain (loss)	(0.97)		(4.19)	2.64
Total from investment activities	(0.87)		(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.17)
Total distributions	(0.09)		(0.14)	(0.17)
Net Asset Value, end of period	$22.58		$23.54	$27.71
Total Return (%)	(3.71	)(3)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(3.78	)(3)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.53	(5)	0.58	0.54	(5)
Net investment income (loss) (%)	0.83	(5)	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$179,526		$183,644	$124,700
Portfolio turnover (%)(6)	376	(3)	376	452	(3)
Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$19.97		$25.12
Investment Activities
Net investment income (loss)(2)	0.13		0.07
Net realized and unrealized gain (loss)	(1.46)		(5.19)
Total from investment activities	(1.33)		(5.12)
Distributions to shareholders from:
Net investment income	—		(0.03)
Total distributions	—		(0.03)
Net Asset Value, end of period	$18.64		$19.97
Total Return (%)	(6.67	)(3)	(20.39	)(3)
Total Return at Market Price (%)	(6.57	)(3)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	(5)	0.59	(5)
Net investment income (loss) (%)	1.28	(5)	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$60,118		$485,881
Portfolio turnover (%)(6)	775	(3)	491	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Conservative ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$21.50		$25.05
Investment Activities
Net investment income (loss)(2)	0.13		0.10
Net realized and unrealized gain (loss)	(0.88)		(3.50)
Total from investment activities	(0.75)		(3.40)
Distributions to shareholders from:
Net investment income	—		(0.15)
Total distributions	—		(0.15)
Net Asset Value, end of period	$20.75		$21.50
Total Return (%)	(3.49	)(3)	(13.66	)(3)
Total Return at Market Price (%)	(3.26	)(3)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.57	(5)	0.59	(5)
Net investment income (loss) (%)	1.24	(5)	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$293,100		$48,384
Portfolio turnover (%)(6)	328	(3)	225	(3)
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$21.83		$25.09
Investment Activities
Net investment income (loss)(2)	0.18		0.11
Net realized and unrealized gain (loss)	(0.94)		(3.21	)(7)
Total from investment activities	(0.76)		(3.10)
Distributions to shareholders from:
Net investment income	—		(0.16)
Total distributions	—		(0.16)
Net Asset Value, end of period	$21.07		$21.83
Total Return (%)	(3.47	)(3)	(12.51	)(3)
Total Return at Market Price (%)	(3.26	)(3)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	(5)	0.59	(5)
Net investment income (loss) (%)	1.67	(5)	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$33,709		$72,025
Portfolio turnover (%)(6)	553	(3)	231	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2022 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Cabana Target Leading Sector Aggressive ETF

Cabana Target Leading Sector Conservative ETF

Cabana Target Leading Sector Moderate ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each seek to provide long-term growth within a targeted risk parameter and seek to achieve their investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Aggressive ETF, The Cabana Target Leading Sector Conservative ETF, and The Cabana Target Leading Sector Moderate ETF each seek to provide long-term growth and seek to achieve their investment objective primarily by allocating their assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

(a) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Adviser’s fair value committee (the “Committee”), in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2022 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$24,218,693	$—	$—	$24,218,693
Short-Term Investments	62,718	—	—	62,718
Total	$24,281,411	$—	$—	$24,281,411
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$189,774,460	$—	$—	$189,774,460
Short-Term Investments	278,307	—	—	278,307
Total	$190,052,767	$—	$—	$190,052,767

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$570,369,082	$—	$—	$570,369,082
Short-Term Investments	819,437	—	—	819,437
Total	$571,188,519	$—	$—	$571,188,519
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$196,622,621	$—	$—	$196,622,621
Short-Term Investments	273,669	—	—	273,669
Total	$196,896,290	$—	$—	$196,896,290
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$179,350,073	$—	$—	$179,350,073
Short-Term Investments	257,666	—	—	257,666
Total	$179,607,739	$—	$—	$179,607,739
Cabana Target Leading Sector Aggressive ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$59,894,830	$—	$—	$59,894,830
Short-Term Investments	247,482	—	—	247,482
Total	$60,142,312	$—	$—	$60,142,312
Cabana Target Leading Sector Conservative ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$292,057,886	$—	$—	$292,057,886
Short-Term Investments	1,161,493	—	—	1,161,493
Total	$293,219,379	$—	$—	$293,219,379
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$33,599,244	$—	$—	$33,599,244
Short-Term Investments	123,968	—	—	123,968
Total	$33,723,212	$—	$—	$33,723,212

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require a Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, at least annually. The Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF, each distribute their net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of average daily net assets of each Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses but including acquired fund fees and expenses) from exceeding 0.69% of a Fund’s average daily net assets through at least August 31, 2023. The Expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Prior to September 1, 2022, the Adviser had contractually agreed to waive a portion of its management fee in an amount equal to 0.21% of the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF Fund’s average daily net assets. For the period ended October 31, 2022, the Adviser waived fees and/or reimbursed expenses, as applicable, as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$43,101
Cabana Target Drawdown 7 ETF	286,907
Cabana Target Drawdown 10 ETF	900,678
Cabana Target Drawdown 13 ETF	285,748
Cabana Target Drawdown 16 ETF	220,880
Cabana Target Leading Sector Aggressive ETF	158,382
Cabana Target Leading Sector Conservative ETF	321,036
Cabana Target Leading Sector Moderate ETF	54,658

The above waived amounts are not subject to recoupment.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly, at an annual rate of 0.735% on first $2 billion in assets, 0.745% on the next $3 billion in assets, 0.755% on the next $5 billion in assets, and 0.76% on assets in excess of $10 billion. Assets of each of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$136,893,960	$137,770,961
Cabana Target Drawdown 7 ETF	825,409,561	826,063,937
Cabana Target Drawdown 10 ETF	2,657,655,798	2,656,305,231
Cabana Target Drawdown 13 ETF	856,136,575	857,182,008
Cabana Target Drawdown 16 ETF	637,072,928	637,862,872
Cabana Target Leading Sector Aggressive ETF	1,113,695,859	1,112,709,647
Cabana Target Leading Sector Conservative ETF	899,903,107	898,465,945
Cabana Target Leading Sector Moderate ETF	273,289,190	273,308,977

Purchases and sales of in-kind transactions for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$19,399,925	$27,224,113
Cabana Target Drawdown 7 ETF	67,516,583	121,731,536
Cabana Target Drawdown 10 ETF	263,437,002	438,052,331
Cabana Target Drawdown 13 ETF	89,845,732	155,325,602
Cabana Target Drawdown 16 ETF	84,866,648	80,555,430
Cabana Target Leading Sector Aggressive ETF	224,368,237	624,927,813
Cabana Target Leading Sector Conservative ETF	555,956,810	308,039,421
Cabana Target Leading Sector Moderate ETF	13,500,824	49,688,979

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk (Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, Fund shares could trade at a premium or discount to their NAV.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

Note 7 – Federal Income Taxes

As of the tax period ended April 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$—	$(4,660,397)	$—	$(1,740,067)	$(6,400,464)
Cabana Target Drawdown 7 ETF	427,990	(54,713,876)		(11,433,920)	(65,719,806)
Cabana Target Drawdown 10 ETF	797,082	(118,834,499)	—	(43,743,845)	(161,781,262)
Cabana Target Drawdown 13 ETF	369,598	(69,260,631)	—	(22,824,327)	(91,715,360)
Cabana Target Drawdown 16 ETF	197,056	(41,960,201)	—	(9,058,418)	(50,821,563)
Cabana Target Leading Sector Aggressive ETF	261,402	(105,573,062)	—	(28,930,198)	(134,241,858)
Cabana Target Leading Sector Conservative ETF	173,264	(10,894,862)	—	(5,147,107)	(15,868,705)
Cabana Target Leading Sector Moderate ETF	319,629	(17,768,892)	—	(5,029,329)	(22,478,592)

At October 31, 2022, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Drawdown 5 ETF	$24,283,841	$—	$(2,430)	$(2,430)
Cabana Target Drawdown 7 ETF	190,071,998	—	(19,231)	(19,231)
Cabana Target Drawdown 10 ETF	571,252,234	—	(63,715)	(63,715)
Cabana Target Drawdown 13 ETF	196,918,093	—	(21,803)	(21,803)
Cabana Target Drawdown 16 ETF	179,627,567	—	(19,828)	(19,828)
Cabana Target Leading Sector Aggressive ETF	60,148,950	—	(6,638)	(6,638)
Cabana Target Leading Sector Conservative ETF	293,249,081	—	(29,702)	(29,702)
Cabana Target Leading Sector Moderate ETF	33,727,023	—	(3,811)	(3,811)

As of the tax period ended April 30, 2022, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$4,660,397	$—	$4,660,397
Cabana Target Drawdown 7 ETF	54,713,876	—	54,713,876
Cabana Target Drawdown 10 ETF	118,765,630	68,869	118,834,499
Cabana Target Drawdown 13 ETF	69,237,048	23,583	69,260,631
Cabana Target Drawdown 16 ETF	41,949,240	10,961	41,960,201
Cabana Target Leading Sector Aggressive ETF	105,573,062	—	105,573,062
Cabana Target Leading Sector Conservative ETF	10,894,862	—	10,894,862
Cabana Target Leading Sector Moderate ETF	17,768,892	—	17,768,892

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

The tax character of current year distributions will be determined at the end of the current fiscal year.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2022 (Unaudited)

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective December 12, 2022, the shares of each Fund changed listing exchanges from the NYSE Arca, Inc. to The Nasdaq Stock Market LLC.

Management has determined there are no other subsequent events.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	October 31, 2022 (Unaudited)
	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$956.50	0.53%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$958.70	0.53%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$956.10	0.52%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	0.52%	$2.65
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$946.10	0.53%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$962.90	0.53%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Cabana Target Leading Sector Aggressive ETF
Actual Performance	$1,000.00	$933.30	0.58%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	0.58%	$2.96
Cabana Target Leading Sector Conservative ETF
Actual Performance	$1,000.00	$965.10	0.57%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	0.57%	$2.91
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$965.30	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	0.58%	$2.96

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	October 31, 2022 (Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Asian Growth Cubs ETF (the “Fund”):

•      the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

•      the sub-advisory agreement between ETC and Tema Global Limited (“Tema”), pursuant to which Tema provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Tema are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Tema and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided overviews of each of ETC’s and Tema’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Tema. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Tema to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Tema’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Tema or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Tema’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Tema, including regular review of Tema’s performance, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, and (ii) Tema’s responsibilities include developing, implementing, and maintaining the Fund’s investment program, making portfolio investment decisions for the Fund, and continuously reviewing and administering the investment program of the Fund, subject to the supervision of ETC and oversight of the Board. The Board noted that it had been provided with ETC’s and Tema’s registration forms on Form ADV as well as ETC’s and Tema’s responses to a detailed series of questions, which included a description of ETC’s and Tema’s operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience,

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	October 31, 2022 (Unaudited)

and responsibilities of ETC’s and Tema’s investment personnel, the quality of ETC’s and Tema’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Tema have appropriate compliance policies and procedures in place. The Board considered ETC’s and Tema’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and Tema.

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is actively managed. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS, an independent third party, and compared the Fund’s performance to the performance of a group of peer funds for various time periods. The Board noted that the Fund’s performance was lower than the peer group median and average for the year-to-date period ended June 30, 2022, but higher than the peer group median and average for the one-year period ended June 30, 2022. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Tema under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs, all of which were passively managed, and second highest among the peer ETFs and mutual funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Fund. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for the Fund to ensure that the total operating expenses of the Fund do not exceed a certain amount. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while Tema has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Tema. The Board further found that the fees reflected a reasonable allocation of the advisory fee between ETC and Tema given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Tema in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Tema from its relationship with the Fund, and reviewed profitability information from ETC and Tema. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	October 31, 2022 (Unaudited)

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved. The Board noted that the Fund’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management
220 S. School Ave.
Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/20/2022